Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

Note 8. Related party transactions

On December 2, 2011, AVG entered into a consultancy agreement with Czech Value Participations I Inc. (“CVP1”), effective as of February 1, 2011, under which Robert Cohen, a contractor to CVP1, managing partner of Benson Oak Capital and former observer of the Company’s supervisory board, advises the Company with respect to corporate development, including mergers and acquisitions policy and activities. Mr. Cohen has certain powers to direct Orangefield Trust B.V., the managing director of Grisoft Holdings B.V., a major shareholder of the Company, on how to vote the shares in AVG held of record by Grisoft Holdings B.V. Under this agreement, the Company pays CVP1 approximately $19 per month plus a service success fee. The total fee, including the service success fee, for services rendered in 2011 was $539 and was recorded in General and administrative expenses. At December 31, 2011, the fee owed to CVP1 amounted to $230 and was included in Accrued expenses and other current liabilities.